Pension Liability (Details) - Schedule of projected benefit obligation and the changes to the fair value of the plan assets of the pension plan - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of projected benefit obligation and the changes to the fair value of the plan assets of the pension plan [Abstract]
Projected benefit obligation, beginning of period	$ 273,675	$ 386,064
Service cost	48,641	24,875
Interest cost	732	832
Transfers-in and (-out), net	442,557	(169,942)
Actuarial (gain)/ loss	167,864	3,561
Currency conversion adjustments	(6,100)	28,285
Projected benefit obligation, end of period	927,369	273,675
Plan assets, beginning of period	95,406	205,816
Actual return on plan assets	70,634	(620)
Employer contributions	34,062	15,207
Participant contributions	20,738	6,954
Transfers-in and (-out), net	392,021	(142,931)
Administration expenses	(3,141)	(1,185)
Currency conversion adjustments	(1,242)	12,165
Plan assets, end of period	608,478	95,406
Accrued pension liability	$ 318,891	$ 178,269